Schedule of Unrealized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Gross unrealized gains (upward adjustments)	$ 154	¥ 1,059	$ 941	¥ 6,463
Gross unrealized losses (downward adjustments excluding impairment)	$ (11)	¥ (78)	$ (332)	¥ (2,280)